Cover	Apr. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 16, 2026
Entity File Number	000-12957
Entity Registrant Name	VISKASE HOLDINGS, INC.
Entity Central Index Key	0000727510
Entity Tax Identification Number	22-2372868
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	333 East Butterfield Road
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Lombard
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60148
City Area Code	630
Local Phone Number	874-0700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false